Results for the Year - Share-based payment (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	$ 1	$ 231
Research and development
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense		54
General and administrative
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	$ 1	$ 177